Annual Fund Operating Expenses - Harbor Small Cap Value Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.80%
Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	0.88%
Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	1.13%
Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	1.24%

[1]	Restated to reflect current fees.